Administration expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Administration Expenses
Wages and salaries	€ 4,943	€ 3,688
Depreciation and amortization	1,192	276
Professional fees	879	835
Consulting fees	895	750
Other expenses	2,905	1,431
Administration expenses	€ 10,814	€ 6,980